Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Rental expenses for operating leases	¥ 10,460	$ 1,641	¥ 9,019	¥ 8,455